Condensed Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 3,350	$ 4,071
Marketable securities and warrants	173	454
Trade receivables	480	326
VAT recoverable	3,065	3,439
Inventories	1,920	2,087
Other current assets	1,630	1,866
Total current assets	10,618	12,243
Non-current assets
Property, plant and equipment	7,380	9,044
Mineral rights	20,138	20,273
Total assets	38,136	41,560
Current liabilities
Trade and other payables	5,978	8,143
VAT payable	1,527	1,839
Lease liabilities	184	212
Provision for litigation	22,193	22,162
Provisions	2,039	1,795
Total current liabilities	31,921	34,151
Non-current liabilities
Convertible debentures	10,299	9,238
Provisions	1,898	1,813
Deferred tax liabilities	559	612
Lease liabilities	194	233
Total liabilities	44,871	46,047
Shareholders’ (deficit) equity
Share capital	139,073	138,961
Contributed surplus	34,644	34,568
Accumulated other comprehensive loss	(16,587)	(15,851)
Deficit	(163,865)	(162,165)
Total shareholders’ (deficit) equity	(6,735)	(4,487)
Total liabilities and equity	$ 38,136	$ 41,560